Aggregated Total Assets, Maximum Exposure to Loss, and Carrying Amount and Classification of Assets and Liabilities, VIEs Not Primary Beneficiary (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary KRW		Dec. 31, 2009 Variable Interest Entity, Not Primary Beneficiary KRW		Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Asset Backed Securitizations KRW		Dec. 31, 2009 Variable Interest Entity, Not Primary Beneficiary Asset Backed Securitizations KRW		Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Asset Backed Securitizations Liquidity arrangements KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Asset Backed Securitizations Obligations to purchase assets KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Asset Backed Securitizations Other exposures KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Investment Trusts KRW		Dec. 31, 2009 Variable Interest Entity, Not Primary Beneficiary Investment Trusts KRW		Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Investment Trusts Liquidity arrangements KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Investment Trusts Other exposures KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary SPEs Created for Structured Financing KRW		Dec. 31, 2009 Variable Interest Entity, Not Primary Beneficiary SPEs Created for Structured Financing KRW		Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary SPEs Created for Structured Financing Liquidity arrangements KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary SPEs Created for Structured Financing Other exposures KRW	Dec. 31, 2009 Variable Interest Entity, Not Primary Beneficiary Guaranteed Principal Money Trusts And Performance Based Trusts KRW		Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Other Vehicles KRW		Dec. 31, 2009 Variable Interest Entity, Not Primary Beneficiary Other Vehicles KRW		Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Other Vehicles Liquidity arrangements KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Other Vehicles Other exposures KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Liquidity arrangements KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Obligations to purchase assets KRW	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary Other exposures KRW
Variable Interest [Line Items]
Maximum exposure to loss					46,605,095,000,000	[1]	19,591,632,000,000	[1]	2,119,619,000,000	[1]	5,684,514,000,000	[1]	1,494,752,000,000	94,617,000,000	530,250,000,000	867,547,000,000	[1]	803,815,000,000	[1]	173,854,000,000	693,693,000,000	7,440,656,000,000	[1]	9,179,376,000,000	[1]	7,362,491,000,000	78,165,000,000	3,480,492,000,000	[1]	36,177,273,000,000	[1]	443,435,000,000	[1]	364,418,000,000	35,812,855,000,000	9,395,515,000,000	94,617,000,000	37,114,963,000,000
Total assets of VIEs					62,201,944,000,000		74,576,144,000,000		11,668,703,000,000		16,629,900,000,000					10,529,556,000,000		8,796,449,000,000				29,862,778,000,000		33,698,441,000,000				3,700,384,000,000		10,140,907,000,000		11,750,970,000,000
Total Liabilities of VIEs					36,097,464,000,000				5,828,653,000,000							386,846,000,000						24,185,818,000,000								5,696,147,000,000
Loans					6,504,693,000,000		8,936,676,000,000		426,063,000,000		1,597,388,000,000											5,831,434,000,000		7,084,670,000,000						247,196,000,000		254,618,000,000
Securities	1,233,994,000	1,395,153,000,000	1,323,666,000,000		1,373,446,000,000		1,582,855,000,000		450,573,000,000		601,086,000,000					770,036,000,000		724,527,000,000				104,529,000,000		185,236,000,000						48,308,000,000		72,006,000,000
Other assets	8,668,190,000	9,800,256,000,000	10,153,495,000,000		978,000,000		78,438,000,000		6,000,000		75,501,000,000													1,490,000,000						972,000,000		1,447,000,000
Total Assets	238,840,074,000	270,032,589,000,000	254,909,916,000,000	260,973,133,000,000	7,879,117,000,000		10,597,969,000,000		876,642,000,000		2,273,975,000,000					770,036,000,000		724,527,000,000				5,935,963,000,000		7,271,396,000,000						296,476,000,000		328,071,000,000
On-Balance Sheet Liabilities	$ 218,312,749,000	246,824,394,000,000	234,360,526,000,000		3,802,000,000		5,272,000,000		1,282,000,000		3,883,000,000											1,415,000,000		516,000,000						1,105,000,000		873,000,000

[1]	The Group's maximum exposure to loss often differs from the carrying amount of assets and liabilities in Group's balance sheet that relate to the Group's variable interest in the VIEs. The maximum exposure to loss is dependent on the nature of the Group's variable interest in the VIEs and is limited to the notional amounts of certain liquidity facilities, other credit support, derivatives and investments the Group has made in the VIEs.